SEGMENT REPORTING - Reconciliation of Reportable Segment Gross Profit to Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Reportable segment gross profit	$ 123,459,000	$ 8,400,000	$ 238,862,000
Loss on legal settlement	0	0	(2,636,000)
Gain from sales of digital assets	3,893,000	44,298,000	4,814,000
Impairment of digital assets	(4,406,000)	(231,315,000)	(37,206,000)
Change in fair value of derivative instruments	(3,918,000)	0	0
Impairment of goodwill and other intangibles	0	(1,059,265,000)	0
Impairment of property, plant and equipment	0	(590,673,000)	0
Losses on exchange or disposal of property, plant and equipment	(1,956,000)	(28,025,000)	(118,000)
Operating expenses:
Research and development	7,184,000	26,962,000	7,674,000
Sales and marketing	7,019,000	12,731,000	4,062,000
General and administrative	93,908,000	213,280,000	60,486,000
Total operating expenses	108,111,000	252,973,000	72,222,000
Operating income (loss)	8,961,000	(2,109,553,000)	131,494,000
Non-operating expense, net:
Gain (loss) on debt extinguishment	(20,065,000)	287,000	8,016,000
Interest expense, net	86,238,000	96,826,000	44,354,000
Fair value adjustment on convertible notes	0	186,853,000	16,047,000
Fair value adjustment on derivative warrant liabilities	0	(37,937,000)	0
Reorganization items, net	191,122,000	(197,405,000)	0
Other non-operating (income) expenses, net	(2,530,000)	5,232,000	2,000
Total non-operating expense, net	254,765,000	53,856,000	68,419,000
(Loss) income before income taxes	$ (245,804,000)	$ (2,163,409,000)	$ 63,075,000